Accounts Receivable, Net (Details 1) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)
Beginning Balance	75,617	72,892	75,617	73,292	$ 11,903
Additional charged to allowance for doubtful accounts	0	18	0	18
Write back on allowance for doubtful accounts	0	(275)	0	(675)
Ending Balance	75,617	72,635	75,617	72,635	$ 11,903